Operating expenses (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Disclosure of expenses by nature	Operating expenses

(in thousands of euro)	June 30, 2021			June 30, 2020
	R&D	SG&A	Total	R&D	SG&A	Total
Subcontracting costs(1)	(10,596)	(75)	(10,672)	(14,394)	—	(14,394)
Cost of supplies and consumable materials	(1,513)	(666)	(2,180)	(1,865)	—	(1,865)
Personnel expenses other than share-based compensation	(6,908)	(5,792)	(12,700)	(7,644)	(5,989)	(13,633)
Share-based compensation	(219)	(633)	(852)	(377)	(447)	(824)
Personnel expenses	(7,127)	(6,425)	(13,552)	(8,021)	(6,436)	(14,457)
Non-scientific advisory and consulting(2)	(165)	(3,293)	(3,458)	(20)	(4,109)	(4,129)
Leasing and maintenance	(131)	(1,053)	(1,184)	(408)	(665)	(1,073)
Travel expenses and meeting attendance	(22)	(36)	(58)	(145)	(128)	(273)
Marketing, communication and public relations	(44)	(145)	(189)	(70)	(725)	(795)
Scientific advisory and consulting(3)	51	(83)	(32)	(140)	—	(140)
Other purchases and external expenses	—	(1,255)	(1,255)	190	(911)	(722)
Depreciation and amortization	(1,473)	(719)	(2,191)	(6,145)	(574)	(6,718)
Intellectual property expenses	(779)	278	(500)	(122)	(398)	(520)
Other income and (expenses), net	5	(632)	(627)	(358)	(545)	(904)
Termination agreement Lumoxiti - provision (4)	—	(5,217)	(5,217)	—	—	—
Total operating expenses	(21,794)	(19,321)	(41,115)	(31,499)	(14,490)	(45,989)

(1)The Company subcontracts a significant part of its pre-clinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties.
(2)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
(4)See note 18.3.